Quarterly Report
July 31, 2022
MFS®  Lifetime®  2030 Fund
ML3-Q1

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 46.2%
MFS Emerging Markets Debt Fund - Class R6	1,591,693	$18,654,646
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,674,527	13,934,286
MFS Global Opportunistic Bond Fund - Class R6	4,985,990	40,436,379
MFS Government Securities Fund - Class R6	7,622,643	70,890,580
MFS High Income Fund - Class R6	9,465,183	28,774,155
MFS Inflation-Adjusted Bond Fund - Class R6	5,485,776	57,436,071
MFS Limited Maturity Fund - Class R6	4,220,367	24,309,315
MFS Total Return Bond Fund - Class R6	7,897,765	78,740,719
		$333,176,151
International Stock Funds – 11.2%
MFS Blended Research International Equity Fund - Class R6	3,380,667	$37,694,439
MFS International Growth Fund - Class R6	258,002	9,569,285
MFS International Intrinsic Value Fund - Class R6	229,176	9,774,339
MFS International New Discovery Fund - Class R6	149,866	4,699,788
MFS Research International Fund - Class R6	940,871	19,118,510
		$80,856,361
Specialty Funds – 5.3%
MFS Commodity Strategy Fund - Class R6	3,461,524	$18,415,306
MFS Global Real Estate Fund - Class R6	1,026,387	19,408,979
		$37,824,285
U.S. Stock Funds – 37.2%
MFS Blended Research Core Equity Fund - Class R6	898,134	$26,755,410
MFS Blended Research Growth Equity Fund - Class R6	1,663,511	27,231,677
MFS Blended Research Mid Cap Equity Fund - Class R6	3,581,796	43,590,455
MFS Blended Research Small Cap Equity Fund - Class R6	673,839	9,723,493
MFS Blended Research Value Equity Fund - Class R6	1,814,903	26,352,394
MFS Growth Fund - Class R6	177,887	27,245,246
MFS Mid Cap Growth Fund - Class R6	856,849	22,252,360
MFS Mid Cap Value Fund - Class R6	724,405	21,695,939
MFS New Discovery Fund - Class R6	178,788	4,877,325
MFS New Discovery Value Fund - Class R6	264,399	4,833,205
MFS Research Fund - Class R6	509,256	26,868,360
MFS Value Fund - Class R6	533,488	26,530,356
		$267,956,220
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.72% (v)	755,026	$755,027
Total Investment Companies		$720,568,044

Other Assets, Less Liabilities – 0.0%		9,520
Net Assets – 100.0%		$720,577,564
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $720,568,044.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$720,568,044	$—	$—	$720,568,044
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$26,155,986	$732,816	$330,241	$(44,088)	$240,937	$26,755,410
MFS Blended Research Growth Equity Fund	25,428,615	1,858,299	400,683	(104,863)	450,309	27,231,677
MFS Blended Research International Equity Fund	38,779,672	565,245	236,676	(10,076)	(1,403,726)	37,694,439
MFS Blended Research Mid Cap Equity Fund	43,282,606	891,466	674,766	(58,292)	149,441	43,590,455
MFS Blended Research Small Cap Equity Fund	9,436,167	362,931	138,841	(15,857)	79,093	9,723,493
MFS Blended Research Value Equity Fund	26,499,506	255,452	471,644	(12,933)	82,013	26,352,394
MFS Commodity Strategy Fund	20,637,693	743,786	2,025,100	207,234	(1,148,307)	18,415,306
MFS Emerging Markets Debt Fund	19,688,678	496,289	410,899	(101,416)	(1,018,006)	18,654,646
MFS Emerging Markets Debt Local Currency Fund	14,473,431	450,087	329,612	(95,161)	(564,459)	13,934,286
MFS Global Opportunistic Bond Fund	41,584,240	604,692	1,220,518	(242,568)	(289,467)	40,436,379
MFS Global Real Estate Fund	19,338,072	1,320,133	188,940	(15,223)	(1,045,063)	19,408,979
MFS Government Securities Fund	74,471,760	365,180	4,389,405	(668,309)	1,111,354	70,890,580
MFS Growth Fund	25,325,250	1,954,210	469,907	(68,083)	503,776	27,245,246
MFS High Income Fund	29,635,816	435,796	803,147	(122,586)	(371,724)	28,774,155
MFS Inflation-Adjusted Bond Fund	59,401,973	1,170,192	2,284,845	(224,050)	(627,199)	57,436,071
MFS Institutional Money Market Portfolio	841,299	2,930,944	3,017,194	(61)	39	755,027
MFS International Growth Fund	9,683,106	118,751	75,344	(10,411)	(146,817)	9,569,285
MFS International Intrinsic Value Fund	9,687,739	325,000	116,587	(33,996)	(87,817)	9,774,339
MFS International New Discovery Fund	5,011,385	2,775	217,480	14,171	(111,063)	4,699,788
MFS Limited Maturity Fund	23,037,233	1,627,029	232,930	(16,991)	(105,026)	24,309,315
MFS Mid Cap Growth Fund	21,094,491	1,197,107	551,623	(99,609)	611,994	22,252,360
MFS Mid Cap Value Fund	21,799,501	290,619	455,500	152,987	(91,668)	21,695,939
MFS New Discovery Fund	4,655,782	299,565	83,268	(34,273)	39,519	4,877,325
MFS New Discovery Value Fund	4,816,515	233,592	101,869	(3,528)	(111,505)	4,833,205
MFS Research Fund	26,070,056	730,560	398,642	(35,444)	501,830	26,868,360
MFS Research International Fund	19,305,075	227,717	160,027	(7,676)	(246,579)	19,118,510
MFS Total Return Bond Fund	80,130,856	1,213,737	2,380,787	(459,666)	236,579	78,740,719
MFS Value Fund	26,407,386	429,688	529,402	52,375	170,309	26,530,356
	$726,679,889	$21,833,658	$22,695,877	$(2,058,393)	$(3,191,233)	$720,568,044
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	242,114	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Debt Local Currency Fund	$200,200	$—
MFS Global Opportunistic Bond Fund	201,527	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	306,086	—
MFS Growth Fund	—	—
MFS High Income Fund	361,319	—
MFS Inflation-Adjusted Bond Fund	870,818	—
MFS Institutional Money Market Portfolio	1,991	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Limited Maturity Fund	105,946	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	68,364	105,299
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	541,819	—
MFS Value Fund	133,030	—
	$3,033,214	$105,299
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
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